UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments

Elfun Trusts

Schedule of Investments (dollars in thousands)—March 31, 2011 (unaudited)

Common Stock—97.2% †	Number of Shares	Fair Value
Application Software—1.4%
Intuit Inc.	480,000	$25,488	(a)

Asset Management & Custody Banks—2.8%
State Street Corp.	1,140,000	51,232	(e)

Biotechnology—3.6%
Amgen Inc.	1,050,000	56,122	(a)
Gilead Sciences Inc.	220,000	9,337	(a)
		65,459
Broadcasting—1.0%
Discovery Communications Inc. (Class C)	500,000	17,605	(a)

Cable & Satellite—9.7%
Comcast Corp.	1,450,000	33,669
DIRECTV	1,530,000	71,604	(a)
Liberty Global Inc.	1,640,000	65,584	(a)
Sirius XM Radio Inc.	3,000,000	4,980	(a)
		175,837

Communications Equipment—6.1%
Cisco Systems Inc.	1,500,000	25,725
QUALCOMM Inc.	1,550,000	84,987
		110,712

Computer Hardware—3.8%
Apple Inc.	200,000	69,690	(a)

Data Processing & Outsourced Services—10.3%
Automatic Data Processing Inc.	225,000	11,545
Paychex Inc.	1,375,000	43,120
The Western Union Co.	3,770,000	78,303
Visa Inc.	740,000	54,479
		187,447
Diversified Financial Services—1.6%
JPMorgan Chase & Co.	625,000	28,813

Electronic Manufacturing Services—0.9%
Molex Inc.	800,000	16,552

Environmental & Facilities Services—0.2%
Stericycle Inc.	45,000	3,990	(a)

Fertilizers & Agricultural Chemicals—2.6%
Monsanto Co.	650,000	46,969

Healthcare Equipment—1.8%
Covidien PLC	625,000	32,463

Healthcare Facilities—0.6%
VCA Antech Inc.	430,000	10,827	(a)

Healthcare Services—4.8%
Express Scripts Inc.	1,030,000	57,278	(a)
Lincare Holdings Inc.	1,020,000	30,253
		87,531

Healthcare Supplies—0.1%
DENTSPLY International Inc.	60,000	2,219

Home Furnishing Retail—2.8%
Bed Bath & Beyond Inc.	1,050,000	50,683	(a)

Home Improvement Retail—2.3%
Lowe’s companies Inc.	1,580,000	41,759

Home Building—0.1%
MDC Holdings Inc.	60,000	1,521

Hotels, Resorts & Cruise Lines—1.7%
Carnival Corp.	830,000	31,839

Industrial Gases— 0.8%
Praxair Inc.	150,000	15,240

Industrial Machinery—3.8%
Dover Corp.	1,060,000	69,684

Integrated Oil & Gas—2.2%
Exxon Mobil Corp.	300,000	25,239
Suncor Energy Inc.	325,000	14,573
		39,812

Internet Retail—0.9%
Amazon.com Inc.	90,000	16,212	(a)

Internet Software & Services—5.4%
Baidu Inc. ADR	400,000	55,124	(a)
eBay Inc.	1,350,000	41,904	(a)
		97,028

Investment Banking & Brokerage—2.6%
The Goldman Sachs Group Inc.	300,000	47,541

Oil & Gas Equipment & Services—6.2%
Halliburton Co.	400,000	19,936
Schlumberger Ltd.	1,000,000	93,260
		113,196

Pharmaceuticals—1.8%
Hospira Inc.	50,000	2,760	(a)
Johnson & Johnson	500,000	29,625
		32,385

Property & Casualty Insurance—0.6%
Alleghany Corp.	32,640	10,803	(a)

Real Estate Services—1.9%
CB Richard Ellis Group Inc. (REIT)	1,300,000	34,710	(a)

Soft Drinks—3.7%
PepsiCo Inc.	1,050,000	67,630

Specialized Finance—3.3%
CME Group Inc.	200,000	60,310

Specialty Chemicals—1.0%
Ecolab Inc.	340,000	17,347

Systems Software—2.8%
Microsoft Corp.	2,025,000	51,354

Wireless Telecommunication Services—2.0%
American Tower Corp.	700,000	36,274	(a)

Total Common Stock		1,768,162
(Cost $1,311,791)

Other Investments—0.0%*
GEI Investment Fund		443	(k)
(Cost $434)

Total Investments in Securities		1,768,605
(Cost $1,312,225)

Short-Term Investments—2.7%
GE Institutional Money Market Fund Investment Class
0.15%		49,944	(d,k)
(Cost $49,944)

Total Investments		1,818,549
(Cost $1,362,169)

Other Assets and Liabilities, net—0.1%		969

NET ASSETS—100.0%		$1,819,518

Notes to Schedules of Investments (dollars in thousands)—March 31, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $4,912, $24,779 and $14,696 or 2.10%, 7.07% and 7.18% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2011 (as a percentage of net assets) as follows:

AMBAC         7.72%

FSA                7.55%

MBIA             6.00%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At March 31, 2011, these securities amounted to $582 and $80 or 0.17% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of March 31, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities
	Common Stock	$1,768,162	$—	$—	$1,768,162
	Other Investments	—	443	—	443
	Short-Term Investments	49,944	—	—	49,944

	Total Investments in Securities	$1,818,106	$443	$—	$1,818,549

Income Taxes

At March 31, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
Elfun Trusts	$1,362,598	$497,823	$(41,871)	$455,952

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: May 20, 2011